Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jan. 21, 2013 USD ($)
Class of Stock [Line Items]
Number of reportable segments | segment		1
Buildings, useful life		40 years
Fixtures, useful life		5 years
Land improvements, useful life		15 years
Cash and cash equivalents	$ 101,176	$ 130,500	$ 74,760	$ 143,386	$ 171,921	$ 0
Cash in excess of FDIC limit		129,700	74,000
In-place leases [Member] | Depreciation and Amortization [Member]
Class of Stock [Line Items]
Amortization	2,900	34,600	30,800
Above and Below Market Leases [Member] | Rental Income [Member]
Class of Stock [Line Items]
Amortization	$ 22	$ (1,700)	$ (1,400)
Maximum [Member]
Class of Stock [Line Items]
Liability for offering and related costs from IPO		2.00%
Liability for gross IPO, costs, percentage of gross proceeds		12.00%
Accounting Standards Update 2015-03 [Member] | Deferred Costs [Member]
Class of Stock [Line Items]
Debt Issuance Costs, Net		$ (20,100)		(16,600)
Accounting Standards Update 2015-03 [Member] | Mortgage Notes Payable [Member]
Class of Stock [Line Items]
Debt Issuance Costs, Net		$ 20,100		$ 16,600